NET LOSS PER SHARE (Details) - shares	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Anti-dilutive securities	1,535,240	509,820	978,557	520,856
Stock Options [Member]
Anti-dilutive securities	273,475	178,675	187,334	178,667
Warrants [Member]
Anti-dilutive securities	789,562	213,154	580,515	209,757
Convertible notes [Member]
Anti-dilutive securities		117,991		132,432
Preferred Stock [Member]
Anti-dilutive securities	472,203		210,708